Property and Equipment, Net	6 Months Ended
Jun. 30, 2015
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET
4.	PROPERTY AND EQUIPMENT, NET

Property and equipment, net consists of the following as of June 30, 2015:

Network data center	$126,179
Personal Computers	2,315
Total	$128,494

There was no depreciation expense recorded for the six-months ended June 30, 2015 as the integration of the computer equipment and software was ongoing and it had yet to be placed into service.